9. Related Party Transactions (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Related Party Transactions Details
Beginning balance	$ 6,123
New loans	4,520
Repayments	(5,258)
Ending balance	$ 5,385